Trade and Other Payables (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other payables [Line Items]
Trade payables	₩ 3,411,830	₩ 2,936,990
Other trade payables	4,257,736	4,474,972
Accrued expenses	1,129,655	1,089,795
Leasehold deposits received	3,033	2,870
Other deposits received	241,770	289,713
Finance lease liabilities	283,806	418,260	₩ 541,179
Dividends payable	6,443	4,448
Trade and other payables Others
Advance received from local governments	5,818	5,818
Others	7,000	135
Others	12,818	5,953
Total trade and other payables	9,347,091	9,223,001
Current trade and other payables
Trade and other payables [Line Items]
Trade payables	3,411,830	2,936,990
Other trade payables	1,630,860	1,649,933
Accrued expenses	1,127,796	1,087,844
Leasehold deposits received	1,949	1,562
Other deposits received	169,317	186,817
Finance lease liabilities	57,200	131,792
Dividends payable	6,443	4,448
Trade and other payables Others
Advance received from local governments	0	0
Others	0	135
Others	0	135
Total trade and other payables	6,405,395	5,999,521
Non-current trade and other payables
Trade and other payables [Line Items]
Trade payables	0	0
Other trade payables	2,626,876	2,825,039
Accrued expenses	1,859	1,951
Leasehold deposits received	1,084	1,308
Other deposits received	72,453	102,896
Finance lease liabilities	226,606	286,468
Dividends payable	0	0
Trade and other payables Others
Advance received from local governments	5,818	5,818
Others	7,000	0
Others	12,818	5,818
Total trade and other payables	₩ 2,941,696	₩ 3,223,480